Note 7 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Opening balance	$ 9,460,275	$ 9,159,952
Additions	859,236	300,323
Closing balance	10,319,511	9,460,275
Opening balance	47,512,735	45,518,518
Professional/technical fees	137,167	74,921
Claim maintenance/lease costs	159,934	165,420
Geochemical, metallurgy	11,947	150,881
Technical studies	117,058	807,270
Travel and accommodation	125,679	470,815
Geology, geophysics and exploration	111,773	233,067
Supplies and miscellaneous	115,587	112,492
Environmental and permit	6,916	262,538
Value-added tax (Note 4)	120,964	276,407
Refund - Value-added tax	(133,442)	(67,922)
Total deferred exploration costs during the year	773,583	1,994,217
Balance	48,286,318	47,512,735
Total exploration and evaluation assets	58,605,829	56,973,010
Drilling and related costs		9,948
Impairment of deferred exploration costs		(501,620)
Tuligtic [Member]
Statement Line Items [Line Items]
Opening balance	9,460,274	9,159,951
Additions	859,236	300,323
Closing balance	10,319,510	9,460,274
Opening balance	47,512,735	45,518,518
Professional/technical fees	137,167	74,921
Claim maintenance/lease costs	159,934	165,420
Geochemical, metallurgy	11,947	150,881
Technical studies	117,058	807,270
Travel and accommodation	125,679	470,815
Geology, geophysics and exploration	111,773	233,067
Supplies and miscellaneous	115,587	112,492
Environmental and permit	6,916	262,538
Value-added tax (Note 4)	120,964	276,407
Refund - Value-added tax	(133,442)	(67,922)
Total deferred exploration costs during the year	773,583	1,994,217
Balance	48,286,318	47,512,735
Total exploration and evaluation assets	58,605,828	56,973,009
Drilling and related costs		9,948
Impairment of deferred exploration costs		(501,620)
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Opening balance	1	1
Additions
Closing balance	1	1
Opening balance
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Technical studies
Travel and accommodation
Geology, geophysics and exploration
Supplies and miscellaneous
Environmental and permit
Value-added tax (Note 4)
Refund - Value-added tax
Total deferred exploration costs during the year
Balance
Total exploration and evaluation assets	$ 1	1
Drilling and related costs
Impairment of deferred exploration costs